WARRANTS (Details) - $ / shares	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Warrants [Abstract]
Warrants and Rights Outstanding, Term	5 years	5 years
Number of days to file registration statement	15 days	15 days
Period for registration statement to become effective	60 days	60 days
Minimum [Member]
Warrants [Abstract]
Period for warrants to become exercisable upon closing of business combination	30 days	30 days
Maximum [Member]
Warrants [Abstract]
Period for warrants to become exercisable after IPO	12 months	12 months
Common Class A [Member] | Maximum [Member] | Private Placement Warrant [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 18.00	$ 18.00
Common Class A [Member] | Additional Issue of Common Stock or Equity-linked Securities [Member]
Warrants [Abstract]
Warrant redemption price (in dollars per share)	$ 18.00	$ 18.00
Percentage of newly issued price to be adjusted to exercise price of warrants	115.00%	115.00%
Percentage of newly issued price to be adjusted to redemption trigger price	180.00%	180.00%
Warrant redemption trigger price (in dollars per share)	$ 10.00	$ 10.00
Period for warrants to become exercisable	30 days	30 days
Common Class A [Member] | Additional Issue of Common Stock or Equity-linked Securities [Member] | Minimum [Member]
Warrants [Abstract]
Percentage of aggregate gross proceeds from such issuances newly issued price	60.00%	60.00%
Common Class A [Member] | Additional Issue of Common Stock or Equity-linked Securities [Member] | Maximum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 9.20	$ 9.20
Redemption of Warrants When Price Exceeds $18.00 [Member] | Common Class A [Member]
Warrants [Abstract]
Warrant redemption price (in dollars per share)	$ 0.01	$ 0.01
Notice period to redeem warrants	30 days	30 days
Number of trading days	20 days	20 days
Trading day threshold period	30 days	30 days
Redemption of Warrants When Price Exceeds $18.00 [Member] | Common Class A [Member] | Minimum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 18.00	$ 18.00
Redemption of Warrants When Price Exceeds $10.00 [Member] | Common Class A [Member]
Warrants [Abstract]
Warrant redemption price (in dollars per share)	$ 0.10	$ 0.10
Notice period to redeem warrants	30 days	30 days
Number of trading days	20 days	20 days
Trading day threshold period	30 days	30 days
Redemption of Warrants When Price Exceeds $10.00 [Member] | Common Class A [Member] | Minimum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 10.00	$ 10.00